SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2020
Chilean toll roads
Disclosure of detailed information about intangible assets [line items]
Remaining amortisation period of intangible asset	13 years
Indian toll roads
Disclosure of detailed information about intangible assets [line items]
Remaining amortisation period of intangible asset	16 years
Peruvian toll roads
Disclosure of detailed information about intangible assets [line items]
Remaining amortisation period of intangible asset	22 years
Buildings | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	75 years
Transmission stations, towers and related fixtures | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	40 years
Leasehold improvements | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	50 years
Plant and equipment | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	40 years
Network systems | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	65 years
Track | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	40 years
District energy systems | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	50 years
Pipelines | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	20 years
Gas storage assets | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	50 years